Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Related Party Transactions
24.	Related Party Transactions

Parties are considered to be related if one party has the ability, directly and indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control.  Related parties may be individuals or corporate entities.  Transactions with related parties are on an arm’s length basis, similar to transactions with third parties.

Settlement of outstanding balances of related party transactions at year-end are expected to be settled with cash.  The PLDT Group has not recorded any impairment of receivables relating to amounts owed by related parties as at December 31, 2018 and 2017.  This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

The following table provides the summary of outstanding balances as at December 31, 2018 and 2017 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2018	2017
					(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accrued expenses and other current liabilities (Note 23)	Electricity charges – immediately upon receipt of invoice	Unsecured	518	653
	Accrued expenses and other current liabilities (Note 23)	Pole rental – 45 days upon receipt of billing	Unsecured	209	5
Meralco Industrial Engineering Services Corporation, or MIESCOR	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice	Unsecured	3	—
MPIC	Financial assets at FVOCI - net of current portion (Note 10)	Due on June 2020 and 2021 for 2018 and due on June 2019 to 2021 for 2017; non-interest-bearing	Unsecured	2,749	—
	Current portion of financial assets at fair value through other comprehensive income (Note 10)	Due on June 2019 for 2018 and due on June 2018 for 2017; non-interest-bearing	Unsecured	1,604	—
	Trade and other receivables (Note 16)	Due on June 2018 for 2017 and June 2017 for 2016; non-interest-bearing	Unsecured	—	4,091
	Advances and other noncurrent assets – net of current portion (Note 10)	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non-interest-bearing	Unsecured	—	11,461
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Interest-bearing financial liabilities (Note 20)	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024	Unsecured	2,628	2,498
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 23)	1st month of each quarter; non-interest-bearing	Unsecured	84	33
NTT Communications	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	20	9
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	3	6
NTT DOCOMO	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	12	11

JGSHI and Subsidiaries	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	Immediately upon receipt of invoice	Unsecured	13	11
Malayan Insurance Co., Inc. or Malayan	Prepayments (Note 18)	Immediately upon receipt of invoice	Unsecured	19	66
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	6	11
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 18)	Immediately upon receipt of invoice	Unsecured	—	12
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	5	15
Others:
TV5 Network, Inc., or TV5	Prepayments (Note 18)	—	Unsecured	—	277
Cignal Cable Corporation, or Cignal Cable (formerly Dakila Cable TV Corp.)	Prepayments (Note 18)	—	Unsecured	169	—
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	—	125
Various	Trade and other receivables (Note 16)	30 days upon receipt of invoice	Unsecured	2,094	1,867
	Accounts payable (Note 22)	Immediately upon receipt of billing	Unsecured	684	365
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of billing	Unsecured	9	35

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2018, 2017 and 2016 in relation with the table above.

	Classifications	2018	2017	2016
			(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,771	2,397	2,401
	Rent	583	298	272
MIESCOR	Repairs and maintenance	33	117	144
	Construction-in-progress	33	81	67
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Financing costs	100	56	9
NTT World Engineering Marine Corporation	Repairs and maintenance	17	47	18
NTT Communications	Professional and other contracted services	95	88	77
	Rent	5	4	7
NTT Worldwide Telecommunications Corporation	Selling and promotions	5	8	10
NTT DOCOMO	Professional and other contracted services	96	94	95
JGSHI and Subsidiaries	Rent	236	118	125
	Repairs and maintenance	111	69	57
	Communication, training and travel	20	2	2
	Miscellaneous expenses	7	—	—
Malayan	Insurance and security services	182	179	242
Gotuaco	Insurance and security services	163	126	156
Asia Link B.V., or ALBV	Professional and other contracted services	34	190	183
First Pacific Investment Management Limited, or FPIML	Professional and other contracted services	135	—	—
Others:
TV5	Selling and promotions	409	149	126
Cignal Cable	Cost of services	372	514	116
Various	Revenues	2,355	2,059	781
	Expenses	1,935	1,223	1,113

a.	Agreements between PLDT and certain subsidiaries with Meralco

In the ordinary course of business, Meralco provides electricity to PLDT and certain subsidiaries’ offices within its franchise area.  Total electricity costs, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php2,771 million, Php2,397 million and Php2,401 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php518 million and Php653 million as at December 31, 2018 and 2017, respectively.

PLDT and Smart have Pole Attachment Contracts with Meralco, wherein Meralco leases its pole spaces to accommodate PLDT’s and Smart’s cable network facilities.  Total fees under these contracts, which were presented as part of rent in our consolidated income statements, amounted to Php583 million, Php298 million and Php272 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php209 million and Php5 million as at December 31, 2018 and 2017, respectively.

b.	Agreements between PLDT and MIESCOR

PLDT has an existing Outside and Inside Plant Contracted Services Agreement with MIESCOR, a subsidiary of Meralco, which will expire on December 31, 2018.  Under the agreement, MIESCOR assumes full and overall responsibility for the implementation and completion of any assigned project such as cable and civil works that are required for the provisioning and restoration of lines and recovery of existing plant.

Total fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php96 thousand, Php3 million and Php32 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Total amounts capitalized to property and equipment amounted to Php14 million, Php5 million and Php4 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php185 thousand and Php165 thousand as at December 31, 2018 and 2017, respectively.

PLDT also has an existing Customer Line Installation, Repair, Rehabilitation and Maintenance Activities (formerly One Area One Partner for Outside Plant Subscriber Line Rehabilitation, Repair, Installation and Related Activities) agreement with MIESCOR, which will expire on December 31, 2018.  Under the agreement, MIESCOR is responsible for the subscriber main station installation, repairs and maintenance of outside and inside plant network facilities in the areas awarded to them.

Total fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php33 million, Php114 million and Php112 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Total amounts capitalized to property and equipment amounted to Php19 million, Php76 million and Php63 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php3 million and nil as at December 31, 2018 and 2017, respectively.

c.	Transactions with Major Stockholders, Directors and Officers

Material transactions to which PLDT or any of its subsidiaries is a party, in which a director, key officer or owner of more than 10% of the outstanding common stock of PLDT, or any member of the immediate family of a director, key officer or owner of more than 10% of the outstanding common stock of PLDT, had a direct or indirect material interest as at December 31, 2018 and 2017, and for the years ended December 31, 2018, 2017 and 2016 are as follows:

1.	Term Loan Facility Agreements with NTT Finance Corporation

On March 22, 2016, PLDT signed a US$25 million term loan facility agreement with NTT Finance Corporation to finance its capital expenditure requirements for network expansion and service improvement and/or refinancing existing indebtedness.  The loan is payable upon maturity on March 30, 2023.  The loan was fully drawn on March 30, 2016.  Total interest under this agreement, which were presented as part of financing costs in our consolidated income statements, amounted to Php50 million, Php28 million and Php9.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.  The amounts of US$25 million, or Php1,314 million, and US$25 million, or Php1,249 million, remained outstanding as at December 31, 2018 and 2017, respectively.

Another US$25 million term loan facility was signed with NTT Finance Corporation on January 31, 2017 to finance its capital expenditure requirements for network expansion and service improvement and/or refinancing existing indebtedness.  The loan is payable upon maturity on March 27, 2024.  The loan was fully drawn on March 30, 2017.  Total interest under this agreement, which were presented as part of financing costs in our consolidated income statements, amounted to Php50 million and Php28 million for the years ended December 31, 2018 and 2017, respectively.  The amount of US$25 million, or Php1,314 million, and US$25 million, or Php1,249 million, remained outstanding as at December 31, 2018 and 2017, respectively.

2.	Various Agreements with NTT Communications and/or its Affiliates

PLDT is a party to the following agreements with NTT Communications and/or its affiliates:

•

Service Agreement.  On February 1, 2008, PLDT entered into an agreement with NTT World Engineering Marine Corporation wherein the latter provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.  The fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php17 million, Php47 million and Php18 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php84 million and Php33 million as at December 31, 2018 and 2017, respectively;

•

Advisory Services Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Communications, as amended on March 31, 2003, March 31, 2005 and June 16, 2006, under which NTT Communications provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.  The fees under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php95 million, Php88 million and Php77 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php16 million and Php7 million as at December 31, 2018 and 2017, respectively;

•

Conventional International Telecommunications Services Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Communications under which PLDT and NTT Communications agreed to cooperative arrangements for conventional international telecommunications services to enhance their respective international businesses.  The fees under this agreement, which were presented as part of rent in our consolidated income statements, amounted to Php5 million, Php4 million and Php7 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php4 million and Php2 million as at December 31, 2018 and 2017, respectively; and

•

Arcstar Licensing Agreement and Arcstar Service Provider Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Worldwide Telecommunications Corporation under which PLDT markets, and manages data and other services under NTT Communications’ “Arcstar” brand to its corporate customers in the Philippines.  PLDT also entered into a Trade Name and Trademark Agreement with NTT Communications under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.  The fees under this agreement, which were presented as part of selling and promotions in our consolidated income statements, amounted to Php5 million, Php8 million and Php10 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php3 million and Php6 million as at December 31, 2018 and 2017, respectively.

3.

Advisory Services Agreement between NTT DOCOMO and PLDT

On June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006, an Advisory Services Agreement was entered into by NTT DOCOMO and PLDT.  Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart.  Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.  Total fees under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php96 million, Php94 million and Php95 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php12 million and Php11 million as at December 31, 2018 and 2017, respectively.

4.	Transactions with JGSHI and Subsidiaries

PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.  Total fees under these contracts, which were presented as part of rent in our consolidated income statements, amounted to Php236 million, Php118 million and Php125 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accounts payable and accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php10 million and Php5 million as at December 31, 2018 and 2017, respectively.

There were also other transactions such as communication, training and travel, repairs and maintenance and miscellaneous expenses in our consolidated income statements, amounting to Php138 million, Php71 million and Php59 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations for these transactions, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php3 million and Php6 million as at December 31, 2018 and 2017, respectively.

5.	Transactions with Malayan

PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damages for buildings, building improvements, equipment and motor vehicles.  The premiums are directly paid to Malayan.  Total fees under these contracts, which were presented as part of insurance and security services in our consolidated income statements, amounted to Php182 million, Php179 million and Php242 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, outstanding prepayments, which were presented as part of prepayments in our consolidated statements of financial position, amounted to Php19 million and Php66 million as at December 31, 2018 and 2017, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php6 million and Php11 million as at December 31, 2018 and 2017, respectively.

6.	Transactions with Gotuaco

Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group.  Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.  Total fees under these contracts, which were presented as part of insurance and security services in our consolidated income statement, amounted to Php163 million, Php126 million and Php156 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Under this agreement, the outstanding prepayments, which were presented as part of prepayments in our consolidated statements of financial position, amounted to nil and Php12 million as at December 31, 2018 and 2017, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php5 million and Php15 million as at December 31, 2018 and 2017, respectively.

7.	Agreement between Smart and ALBV

Smart had a Technical Assistance Agreement with ALBV, a subsidiary of the First Pacific Group and its Philippine affiliates.  ALBV provides technical support services and assistance in the operations and maintenance of Smart’s cellular business which provides for payment of technical service fees equivalent to a rate of 0.5% of the consolidated net revenues of Smart.  Effective February 1, 2014, the parties agreed to reduce the technical service fee rate from 0.5% to 0.4% of the consolidated net revenues of Smart.  The agreement expired on February 23, 2018.  Total service fees charged to operations under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php34 million, Php190 million and Php183 million for the years ended December 31, 2018, 2017 and 2016, respectively.  There were no outstanding obligations under this agreement as at December 31, 2018 and 2017.

8.	Agreement between Smart and FPIML

On March 1, 2018, Smart entered into an Advisory Services Agreement with FPIML, a subsidiary of the First Pacific Group and its Philippine affiliates.  The agreement shall be effective for a period of one-year subject to a 12-month automatic renewal unless either party notifies the other party of its intent not to renew the agreement.  FPIML provides advisory and related services in connection with the operation of Smart’s business of providing mobile communications services, high-speed internet connectivity, and access to digital services and content.  The agreement provides that Smart shall pay monthly service fee of $250 thousand and any additional fee shall be mutually agreed upon by both parties on a monthly basis.  Total professional fees under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php135 million for the year ended December 31, 2018.  Outstanding payable under this agreement amounted to nil as at December 31, 2018.

9.	Cooperation Agreement with First Pacific and certain affiliates, or the FP Parties, NTT Communications and NTT DOCOMO

In connection with the transfer by NTT Communications of approximately 12.6 million shares of PLDT’s common stock to NTT DOCOMO pursuant to a Stock SPA dated January 31, 2006 between NTT Communications and NTT DOCOMO, the FP Parties, NTT Communications and NTT DOCOMO entered into a Cooperation Agreement, dated January 31, 2006.  Under the Cooperation Agreement, the relevant parties extended certain rights of NTT Communications under the Stock Purchase and Strategic Investment Agreement dated September 28, 1999, as amended, and the Shareholders Agreement dated March 24, 2000, to NTT DOCOMO, including:

•	certain contractual veto rights over a number of major decisions or transactions; and
•	rights relating to the representation on the Board of Directors of PLDT and Smart, respectively, and any committees thereof.

Moreover, key provisions of the Cooperation Agreement pertain to, among other things:

•

Restriction on Ownership of Shares of PLDT by NTT Communications and NTT DOCOMO.  Each of NTT Communications and NTT DOCOMO has agreed not to beneficially own, directly or indirectly, in the aggregate with their respective subsidiaries and affiliates, more than 21% of the issued and outstanding shares of PLDT’s common stock.  If such event does occur, the FP Parties, as long as they own in the aggregate not less than 21% of the issued and outstanding shares of PLDT’s common stock, have the right to terminate their respective rights and obligations under the Cooperation Agreement, the Shareholders Agreement and the Stock Purchase and Strategic Investment Agreement.

•

Limitation on Competition.  NTT Communications, NTT DOCOMO and their respective subsidiaries are prohibited from investing in excess of certain thresholds in businesses competing with PLDT in respect of customers principally located in the Philippines and from using their assets in the Philippines in such businesses.  Moreover, if PLDT, Smart or any of Smart’s subsidiaries intend to enter into any contractual arrangement relating to certain competing businesses, PLDT is required to provide, or to use reasonable efforts to procure that Smart or any of Smart’s subsidiaries provide, NTT Communications and NTT DOCOMO with the same opportunity to enter into such agreement with PLDT or Smart or any of Smart’s subsidiaries, as the case may be.

•

Business Cooperation.  PLDT and NTT DOCOMO agreed in principle to collaborate with each other on the business development, roll-out and use of a Wireless-Code Division Multiple Access mobile communication network.  In addition, PLDT agreed, to the extent of the power conferred by its direct or indirect shareholding in Smart, to procure that Smart will: (i) become a member of a strategic alliance group for international roaming and corporate sales and services; and (ii) enter into a business relationship concerning preferred roaming and inter-operator tariff discounts with NTT DOCOMO.

•

Additional Rights of NTT DOCOMO.  Pursuant to amendments effected by the Cooperation Agreement to the Stock Purchase and Strategic Investment Agreement and the Shareholders Agreement, upon NTT Communications and NTT DOCOMO and their respective subsidiaries owning in the aggregate 20% or more of PLDT’s shares of common stock and for as long as they continue to own in the aggregate at least 17.5% of PLDT’s shares of common stock then outstanding, NTT DOCOMO has additional rights under the Stock Purchase and Strategic Investment Agreement and Shareholders Agreement, including that:

1.	NTT DOCOMO is entitled to nominate one additional NTT DOCOMO nominee to the Board of Directors of each PLDT and Smart;
2.

PLDT must consult NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or certain of its committees of any proposal of investment in an entity that would primarily engage in a business that would be in direct competition or substantially the same business opportunities, customer base, products or services with business carried on by NTT DOCOMO, or which NTT DOCOMO has announced publicly an intention to carry on;

3.

PLDT must procure that Smart does not cease to carry on its business, dispose of all of its assets, issue common shares, merge or consolidate, or effect winding up or liquidation without PLDT first consulting with NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or Smart, or certain of its committees; and

4.

PLDT must first consult with NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or certain of its committees for the approval of any transfer by any member of the PLDT Group of Smart common capital stock to any person who is not a member of the PLDT Group.

NTT Communications and NTT DOCOMO together beneficially owned approximately 20% of PLDT’s outstanding common stock as at December 31, 2018 and 2017.

•

Change in Control.  Each of NTT Communications, NTT DOCOMO and the FP Parties agreed that to the extent permissible under applicable laws and regulations of the Philippines and other jurisdictions, subject to certain conditions, to cast its vote as a shareholder in support of any resolution proposed by the Board of Directors of PLDT for the purpose of safeguarding PLDT from any Hostile Transferee.  A “Hostile Transferee” is defined under the Cooperation Agreement to mean any person (other than NTT Communications, NTT DOCOMO, First Pacific or any of their respective affiliates) determined to be so by the PLDT Board of Directors and includes, without limitation, a person who announces an intention to acquire, seeking to acquire or acquires 30% or more of PLDT common shares then issued and outstanding from time to time or having (by itself or together with itself) acquired 30% or more of the PLDT common shares who announces an intention to acquire, seeking to acquire or acquires a further 2% of such PLDT common shares: (a) at a price per share which is less than the fair market value as determined by the Board of Directors of PLDT, as advised by a professional financial advisor; (b) which is subject to conditions which are subjective or which could not be reasonably satisfied; (c) without making an offer for all PLDT common shares not held by it and/or its affiliates and/or persons who, pursuant to an agreement or understanding (whether formal or informal), actively cooperate to obtain or consolidate control over PLDT; (d) whose offer for the PLDT common shares is unlikely to succeed; or (e) whose intention is otherwise not bona fide; provided that, no person will be deemed a Hostile Transferee unless prior to making such determination, the Board of Directors of PLDT has used reasonable efforts to discuss with NTT Communications and NTT DOCOMO in good faith whether such person should be considered a Hostile Transferee.

•

Termination.  If NTT Communications, NTT DOCOMO or their respective subsidiaries cease to own, in the aggregate, full legal and beneficial title to at least 10% of the shares of PLDT’s common stock then issued and outstanding, their respective rights and obligations under the Cooperation Agreement and the Shareholders Agreement will terminate and the Strategic Arrangements (as defined in the Stock Purchase and Strategic Investment Agreement) will terminate.  If the FP Parties and their respective subsidiaries cease to have, directly or indirectly, effective voting power in respect of shares of PLDT’s common stock representing at least 18.5% of the shares of PLDT’s common stock then issued and outstanding, their respective rights and obligations under the Cooperation Agreement, the Stock Purchase and Strategic Investment Agreement, and the Shareholders Agreement will terminate.

d.

Others

1.	Agreement of PLDT and Smart with TV5

In 2010, PLDT and Smart entered into advertising placement agreements with TV5, a subsidiary of MediaQuest, which is a wholly-owned investee company of PLDT Beneficial Trust Fund for the airing and telecast of advertisements and commercials of PLDT and Smart on TV5’s television network for a period of five years.  The costs of telecast of each advertisement shall be applied and deducted from the placement amount only after the relevant advertisement or commercial is actually aired on TV5’s television network.  In June 2014, Smart and TV5 agreed to amend the liquidation schedule under the original advertising placement agreement by extending the term of expiry from 2015 to 2018.  Total selling and promotions under the advertising placement agreements amounted to Php409 million, Php149 million and Php126 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Total prepayment under the advertising placement agreements amounted to nil and Php277 million as at December 31, 2018 and 2017, respectively.

2.	Agreement of PLDT, Smart and DMPI with Cignal Cable

In May 2015, PLDT, Smart and DMPI entered into a four-year agreement with Cignal Cable commencing with the launch of the OTT video-on-demand service, or iflix service, in the Philippines on June 18, 2015.  iflix service is provided by iFlix Sdn Bhd and Cignal Cable is the authorized reseller of the iflix service in the Philippines.  Under the agreement, PLDT, Smart and DMPI were appointed by Cignal Cable to act as its internet service providers with an authority to resell and distribute the iflix service to their respective subscribers on a monthly and annual basis.  Content cost recognized for the years ended December 31, 2018, 2017 and 2016 amounted to Php372 million, Php514 million and Php116 million, respectively.  Under this agreement, outstanding prepayments, which were presented as part of prepayments in our consolidated statements of financial position, amounted to Php169 million and nil as at December 31, 2018 and 2017, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to nil and Php125 million as at December 31, 2018 and 2017, respectively.

3.	Telecommunications services provided by PLDT and certain of its subsidiaries and other transactions with various related parties

PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties.  The revenues under these services amounted to Php2,355 million, Php2,059 million and Php781 million for the years ended December 31, 2018, 2017 and 2016, respectively.  The expenses under these services amounted to Php1,935 million, Php1,223 million and Php1,113 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The outstanding receivables of PLDT and certain of its subsidiaries, which were presented as part of trade and other receivables in our consolidated statements of financial position amounted to Php2,094 million and Php1,867 million as at December 31, 2018 and 2017, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accounts payable in our consolidated statements of financial position amounted to Php684 million and Php365 million as at December 31, 2018 and 2017, respectively, and accrued expenses and other current liabilities amounted to Php9 million and Php35 million as at December 31, 2018 and 2017, respectively.

See Note 10 – Investments in Associates and Joint Ventures – Investment in MediaQuest PDRs and Sale of PCEV’s Beacon Preferred Shares to MPIC for other related party transactions.

Compensation of Key Officers of the PLDT Group

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Short-term employee benefits	401	325	527
Share-based payments (Note 25)	83	—	—
Post-employment benefits (Note 25)	30	27	50
Total compensation paid to key officers of the PLDT Group	514	352	577

Effective January 2014, each of the directors, including the members of the advisory board of PLDT, was entitled to a director’s fee in the amount of Php250 thousand for each board meeting attended.  Each of the members or advisors of the audit, executive compensation, governance and nomination, and technology strategy committees was entitled to a fee in the amount of Php125 thousand for each committee meeting attended.

Total fees paid for board meetings and board committee meetings amounted to Php63 million, Php72 million and Php57 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Except for the fees mentioned above, the directors are not compensated, directly or indirectly, for their services as such.

There are no agreements between PLDT Group and any of its key management personnel providing for benefits upon termination of employment, except for such benefits to which they may be entitled under PLDT Group’s retirement and incentive plans.

The amounts disclosed in the table are the amounts recognized as expenses during the period related to key management personnel.